Note H - Subordinated Debentures and Trust Preferred Securities	12 Months Ended
Dec. 31, 2013
Subordinated Borrowings [Abstract]
Subordinated Borrowings Disclosure [Text Block]

Note H - Subordinated Debentures and Trust Preferred Securities

On September 7, 2000, a trust formed by Ohio Valley issued $5,000 of 10.6% fixed-rate trust preferred securities as part of a pooled offering of such securities. The Company issued subordinated debentures to the trust in exchange for the proceeds of the offering, which debentures represent the sole asset of the trust. Beginning September 7, 2010, the Company’s subordinated debentures were callable upon demand at a premium of 105.30% with the call price declining .53% per year until reaching a call price of par at year twenty through maturity.  The subordinated debentures were required to be redeemed no later than September 7, 2030. Given the current capital levels and interest cost savings, the Company redeemed the full amount of the subordinated debentures on March 7, 2013, at a redemption price of 104.24%. The redemption was funded by a capital distribution from the Bank.

On March 22, 2007, a trust formed by Ohio Valley issued $8,500 of adjustable-rate trust preferred securities as part of a pooled offering of such securities.  The rate on these trust preferred securities were fixed at 6.58% for five years, and then converted to a floating-rate term on March 15, 2012, based on a rate equal to the 3-month LIBOR plus 1.68%.  There were no debt issuance costs incurred with these trust preferred securities.  The Company issued subordinated debentures to the trust in exchange for the proceeds of the offering.  The subordinated debentures must be redeemed no later than June 15, 2037.

Under the provisions of the related indenture agreements, the interest payable on the trust preferred securities is deferrable for up to five years and any such deferral is not considered a default. During any period of deferral, the Company would be precluded from declaring or paying dividends to shareholders or repurchasing any of the Company’s common stock.  Under  generally accepted accounting principles, the trusts are not consolidated  with  the  Company.  Accordingly, the Company does not report the  securities  issued by the trust as liabilities, and instead reports as liabilities  the  subordinated debentures issued by the Company and held by the  trust.  Since  the  Company’s  equity interest in the trusts cannot be received  until  the subordinated debentures are repaid, these amounts have been netted.